Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator U.S. Equity Power Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator U.S. Equity Power Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
Innovator U.S. Equity Power Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)